OTHER REQUIRED DISCLOSURES (Statement of comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	$ (3,707,019)	$ (3,257,038)
(Decrease) / Increase on change in value of currency translation adjustment	(61,925)	(449,981)
Reclassification of currency translation adjustment to income statement	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	(3,768,944)	(3,707,019)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges	679	810
Gains (losses) on cash flow hedges, before tax	(475)	(14)
Reclassification adjustments on cash flow hedges, before tax	(276)	(117)
Other comprehensive income, before tax, cash flow hedges	(72)	679
Accumulated other comprehensive income, tax	(202)	(129)
Gains (losses) on cash flow hedges, tax	142	(108)
Reclassification adjustments on exchange differences on translation, tax	83	35
Accumulated other comprehensive income, tax	23	(202)
Other comprehensive income, net of tax, cash flow hedges	477	681
Gains (losses) on cash flow hedges, net of tax	(333)	(122)
Reclassification adjustments on cash flow hedges, net of tax	(193)	(82)
Other comprehensive income, net of tax, cash flow hedges	$ (49)	$ 477